Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Effect on profit or loss if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 260	¥ 377
Effect on profit or loss if currency weakens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	36	31
Effect on profit or loss if currency weakens against foreign currency [member] | JPY [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	1	2
Effect on profit or loss if currency weakens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	7	6
Effect on profit or loss if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	260	377
Effect on profit or loss if currency strengthens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	36	31
Effect on profit or loss if currency strengthens against foreign currency [member] | JPY [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	1	2
Effect on profit or loss if currency strengthens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	7	6
Effect on other comprehensive income if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(41)	(23)
Effect on other comprehensive income if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ (41)	¥ (23)